Consolidated Statement of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$ (972)	$ 15,439	$ 14,742
Adjustments to reconcile net income to net cash provided (used) by operating activities:
Amortization and accretion of premiums and discounts on securities, net	821	1,122	1,130
Accretion of loan discounts, net	(8,358)	(4,806)	(869)
Amortization of deposit premiums	(2,362)	(1,747)	(411)
Amortization of core deposit intangibles	1,587	847	303
Accretion of borrowing valuation allowance	289	40	(4)
Amortization of issuance costs for subordinated notes	9
Provision for loan losses	64,700	17,864	2,693
Depreciation	2,388	1,849	1,485
Net loss (gain) on sale of available-for-sale securities		(772)
Net loss (gain) on sale of real estate acquired by foreclosure	563	81	(139)
Net gain on sale of mortgage loans HFS	1,404	(405)	(28)
Net gain on sale of guaranteed portion of loans	(3,343)	(3,484)	(2,867)
Originations of loans held for sale	(1,094)	(17,656)	(1,608)
Proceeds from sales of and principal collected on loans held for sale	21,488	19,875	2,681
Writedown of real estate acquired by foreclosure	1,048	530	141
Deferred tax benefit	8,361	(3,409)	395
Stock-based compensation expense	1,587	707	964
Increase in accrued interest receivable and other assets, net	(16,520)	2,208	1,061
Increase in accrued interest payable and other liabilities, net	1,838	(1,379)	138
Net cash provided by operating activities	73,434	26,904	19,807
CASH FLOWS FROM INVESTING ACTIVITIES:
Proceeds from the maturities or calls and paydowns of available-for-sale securities	110,423	51,690	34,021
Proceeds from Sale of Available-for-sale Securities	0	109,444	19,179
Purchases of available-for-sale securities	(100,335)	(53,046)	(22,081)
Proceeds from the maturities or calls and paydowns of held-to-maturity securities	8,507	10,192	9,855
Purchases of held-to-maturity securities	(1,963)	(1,788)	(3,452)
Proceeds from sale of guaranteed portion of loans	39,109	38,201	32,205
Proceeds from sale of real estate acquired by foreclosure	8,794	2,587	1,825
Purchases of Federal Home Loan Bank of Dallas stock, net of redemptions	6,084	359	103
Purchases of Federal Reserve Bank stock	(3,747)	(34)	(1,673)
Net increase in loans held for investment	(115,148)	(279,756)	(220,465)
Investment in construction of premises and purchases of other fixed assets	(326)	(1,349)	(984)
Net cash and cash equivalents (paid) received in connection with acquisitions		4,275
Net cash and cash equivalents (paid) received in connection with acquisitions			(30,789)
Net cash used in investing activities	(48,602)	(119,225)	(182,256)
CASH FLOWS FROM FINANCING ACTIVITIES:
Net increase in deposit accounts	276,314	170,236	128,749
Net increase (decrease) in securities sold under agreements to repurchase	420	(1,532)	2,022
Net proceeds of other short-term borrowed funds	(64,250)	(113,250)	(5,000)
Proceeds from other long-term borrowed funds	50,000	100,000
Net repayment of other short-term borrowed funds	(58,884)	(8,684)	(1,864)
Proceeds from issuance of common stock due to exercise of stock options	3,046	1,534	117
Proceeds from issuance of subordinated notes, net	33,876
Proceeds from issuance of common stock, gross			72,591
Purchase of treasury stock	(1,253)
Net cash provided by (used in) financing activities	239,269	148,304	196,615
NET INCREASE IN CASH AND CASH EQUIVALENTS	264,101	55,983	34,166
CASH AND CASH EQUIVALENTS:
Beginning of year	124,906	68,923	34,757
End of year	389,007	124,906	68,923
NONCASH ACTIVITIES:
Noncash investing and financing activities - acquisition of real estate through foreclosure of collateral	3,503
Transfer of loans to held-for-sale	45,403
Issuance of common stock in connection with the acquisition of Patriot Bancshares, Inc.		123,743
SUPPLEMENTAL INFORMATION:
Interest paid	23,473	11,549	9,592
Income taxes paid	$ 11,700	$ 12,200	$ 9,200